World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
February 28, 2015

Dates Covered
Collections Period	02/01/15 - 02/28/15
Interest Accrual Period	02/17/15 - 03/15/15
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/15	220,673,858.63	16,807
Yield Supplement Overcollateralization Amount at 01/31/15	2,750,711.46	0
Receivables Balance at 01/31/15	223,424,570.09	16,807
Principal Payments	9,552,041.18	257
Defaulted Receivables	392,919.83	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/15	2,542,248.25	0
Pool Balance at 02/28/15	210,937,360.83	16,529

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	29.88%

Prepayment ABS Speed	1.16%

Overcollateralization Target Amount	9,492,181.24
Actual Overcollateralization	9,492,181.24

Weighted Average APR	3.48%
Weighted Average APR, Yield Adjusted	4.51%
Weighted Average Remaining Term	35.88

Delinquent Receivables:
Past Due 31-60 days	2,857,096.45	177
Past Due 61-90 days	726,814.68	46
Past Due 91 + days	205,709.70	16
Total	3,789,620.83	239

Total 31+ Delinquent as % Ending Pool Balance	1.80%

Recoveries	242,302.50

Aggregate Net Losses/(Gains) - February 2015	150,617.33
Current Net Loss Ratio (Annualized)	0.81%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.99%

Flow of Funds	$ Amount

Collections	10,401,733.89
Advances	(10,058.44)
Investment Earnings on Cash Accounts	1,364.32
Servicing Fee	(186,187.14)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,206,852.63

Distributions of Available Funds
(1) Class A Interest	117,756.62
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,298,355.40
(7) Distribution to Certificateholders	778,071.84
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	10,206,852.63

Servicing Fee	186,187.14
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 02/17/15	210,743,534.99
Principal Paid	9,298,355.40
Note Balance @ 03/16/15	201,445,179.59

Class A-1
Note Balance @ 02/17/15	0.00
Principal Paid	0.00
Note Balance @ 03/16/15	0.00
Note Factor @ 03/16/15	0.0000000%

Class A-2
Note Balance @ 02/17/15	0.00
Principal Paid	0.00
Note Balance @ 03/16/15	0.00
Note Factor @ 03/16/15	0.0000000%

Class A-3
Note Balance @ 02/17/15	88,886,534.99
Principal Paid	9,298,355.40
Note Balance @ 03/16/15	79,588,179.59
Note Factor @ 03/16/15	45.2205566%

Class A-4
Note Balance @ 02/17/15	107,515,000.00
Principal Paid	0.00
Note Balance @ 03/16/15	107,515,000.00
Note Factor @ 03/16/15	100.0000000%

Class B
Note Balance @ 02/17/15	14,342,000.00
Principal Paid	0.00
Note Balance @ 03/16/15	14,342,000.00
Note Factor @ 03/16/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	130,425.39
Total Principal Paid	9,298,355.40
Total Paid	9,428,780.79

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	45,183.99
Principal Paid	9,298,355.40
Total Paid to A-3 Holders	9,343,539.39

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1907203
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.5969295
Total Distribution Amount	13.7876498

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2567272
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	52.8315648
Total A-3 Distribution Amount	53.0882920

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/15	43,759.39
Balance as of 02/28/15	33,700.95
Change	(10,058.44)

Reserve Account
Balance as of 02/17/15	1,748,995.36
Investment Earnings	201.26
Investment Earnings Paid	(201.26)
Deposit/(Withdrawal)	-
Balance as of 03/16/15	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36